Other Current Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables	$ 557,401	$ 195,397
Deposits	1,402,522	889,186
Others		346
Total other current assets	$ 1,959,923	$ 1,084,929